Variable Interest Entities	6 Months Ended
Sep. 30, 2025
Variable Interest Entities [Abstract]
Variable Interest Entities	VARIABLE INTEREST ENTITIES
In the normal course of business, the MUFG Group has financial interests and other contractual obligations in various entities which may be deemed to be VIEs such as asset-backed conduits, various investment funds, special purpose entities created for structured financing, repackaged instruments, entities created for the securitization of the MUFG Group’s assets, and trust arrangements.
See Note 25 to the consolidated financial statements for the fiscal year ended March 31, 2025 for further information about the MUFG Group’s involvements with VIEs.
The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying condensed consolidated balance sheets at March 31, 2025 and September 30, 2025:

Consolidated VIEs	Consolidated assets
At March 31, 2025:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,814,826	¥57,908	¥11,001	¥87,129	¥1,094,698	¥6,531,210	¥32,880
Investment funds	2,255,725	8,623	48,396	420,259	90,580	—	1,687,867
Special purpose entities created for structured financing	313,346	—	14,509	—	—	158,337	140,500
Repackaged instruments	377,261	5,500	—	203,970	142,283	15,000	10,508
Securitization of the MUFG Group’s assets	10,113,082	—	174	—	—	10,100,566	12,342
Trust arrangements	3,618,564	—	—	740,514	1,661,663	1,216,343	44
Other	237,291	1,897	6,050	8,024	38,657	3,997	178,666
Total consolidated assets before elimination	24,730,095	73,928	80,130	1,459,896	3,027,881	18,025,453	2,062,807
The amounts eliminated in consolidation	(2,241,877)	(65,287)	(57,994)	(80,669)	(549,600)	(1,316,204)	(172,123)
Total consolidated assets	¥22,488,218	¥8,641	¥22,136	¥1,379,227	¥2,478,281	¥16,709,249	¥1,890,684

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,756,296	¥—	¥5,928,518	¥1,453,912	¥373,866
Investment funds	1,581,746	—	1,533,915	9,148	38,683
Special purpose entities created for structured financing	170,180	—	—	131,594	38,586
Repackaged instruments	340,464	—	—	222,733	117,731
Securitization of the MUFG Group’s assets	10,123,630	—	—	10,120,219	3,411
Trust arrangements	3,618,686	1,715,116	1,054,466	—	849,104
Other	288,690	—	650	244,285	43,755
Total consolidated liabilities before elimination	23,879,692	1,715,116	8,517,549	12,181,891	1,465,136
The amounts eliminated in consolidation	(16,567,315)	(651)	(4,084,517)	(11,771,730)	(710,417)
The amount of liabilities with recourse to the general credit of the MUFG Group	(6,723,403)	(1,714,465)	(4,391,003)	(39,244)	(578,691)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥588,974	¥—	¥42,029	¥370,917	¥176,028

Consolidated VIEs	Consolidated assets
At September 30, 2025:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,428,414	¥54,971	¥11,001	¥41,277	¥1,004,098	¥6,238,910	¥78,157
Investment funds	2,639,941	12,025	110,410	588,198	122,568	6,597	1,800,143
Special purpose entities created for structured financing	407,335	—	8,710	—	—	142,943	255,682
Repackaged instruments	586,816	4,446	2	396,977	145,404	15,000	24,987
Securitization of the MUFG Group’s assets	10,796,496	—	—	—	—	10,783,828	12,668
Trust arrangements	3,561,885	—	—	840,946	1,549,912	1,171,025	2
Other	224,839	733	6,634	8,024	38,853	3,839	166,756
Total consolidated assets before elimination	25,645,726	72,175	136,757	1,875,422	2,860,835	18,362,142	2,338,395
The amounts eliminated in consolidation	(2,350,042)	(65,247)	(44,074)	(279,931)	(490,000)	(1,278,445)	(192,345)
Total consolidated assets	¥23,295,684	¥6,928	¥92,683	¥1,595,491	¥2,370,835	¥17,083,697	¥2,146,050

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,394,006	¥—	¥5,664,124	¥1,391,032	¥338,850
Investment funds	1,700,951	—	1,669,121	9,627	22,203
Special purpose entities created for structured financing	213,458	—	2,942	191,294	19,222
Repackaged instruments	512,405	—	—	233,646	278,759
Securitization of the MUFG Group’s assets	10,806,922	—	—	10,803,002	3,920
Trust arrangements	3,561,098	1,641,807	995,686	—	923,605
Other	277,465	—	512	242,382	34,571
Total consolidated liabilities before elimination	24,466,305	1,641,807	8,332,385	12,870,983	1,621,130
The amounts eliminated in consolidation	(17,332,304)	—	(4,007,809)	(12,493,143)	(831,352)
The amount of liabilities with recourse to the general credit of the MUFG Group	(6,603,295)	(1,641,807)	(4,293,913)	(23,820)	(643,755)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥530,706	¥—	¥30,663	¥354,020	¥146,023
In general, the creditors or beneficial interest holders of consolidated VIEs have recourse not only to the assets of those VIEs of which they are creditors or beneficial interest holders, but also to other assets of the MUFG Group, since the MUFG Group is also contractually required to provide credit enhancement or program-wide liquidity to these VIEs.
The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs, and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2025 and September 30, 2025:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2025:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥31,849,272	¥9,236,883	¥7,249,130	¥27,429	¥2,221,035	¥5,000,666	¥—	¥1,118	¥1,118
Investment funds	219,612,579	7,752,891	4,707,766	189,956	184,096	4,099,421	234,293	11,684	11,684
Special purpose entities created for structured financing	78,811,641	8,945,829	6,134,534	111,542	78,102	5,926,307	18,583	235,770	235,770
Repackaged instruments	8,162,093	4,431,963	4,282,437	2,120,466	1,439,837	559,491	162,643	—	—
Other	128,487,667	4,400,339	3,094,247	302,927	59,766	2,618,862	112,692	11,609	11,609
Total	¥466,923,252	¥34,767,905	¥25,468,114	¥2,752,320	¥3,982,836	¥18,204,747	¥528,211	¥260,181	¥260,181

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2025:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥33,969,474	¥9,392,165	¥7,394,261	¥29,423	¥2,049,029	¥5,315,809	¥—	¥291	¥291
Investment funds	274,925,911	9,320,886	6,082,732	282,007	404,855	5,179,311	216,559	14,640	14,640
Special purpose entities created for structured financing	82,707,148	10,198,313	6,606,985	99,134	76,818	6,399,993	31,040	186,946	186,946
Repackaged instruments	9,832,483	5,049,118	4,909,320	2,141,151	2,048,241	671,281	48,647	—	—
Other	105,422,173	4,258,029	2,850,663	205,553	60,269	2,465,124	119,717	5,901	5,901
Total	¥506,857,189	¥38,218,511	¥27,843,961	¥2,757,268	¥4,639,212	¥20,031,518	¥415,963	¥207,778	¥207,778
Maximum exposure to loss on each type of entity is determined based on the carrying amount of any on-balance sheet assets and any off-balance sheet liabilities held, net of any recourse liabilities. Therefore, the maximum exposure to loss represents the maximum loss the MUFG Group could possibly incur at each balance sheet date and does not reflect the likelihood of such a loss being incurred. The difference between the amount of on-balance sheet assets and the maximum exposure to loss primarily comprises the remaining undrawn commitments.